DECONSOLIDATIONS - Deconsolidation of Urban (Details)					1 Months Ended		12 Months Ended
	Nov. 25, 2022 CNY (¥) shares	Nov. 25, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 25, 2022 USD ($) shares
DISPOSITION AND DECONSOLIDATION
Impairment of intangible assets with indefinite life					¥ 12,000,345	$ 1,739,886	¥ 12,000,345	$ 1,739,886
Impairment losses of intangible assets with finite life							700,762	101,600
Impairment of long-lived assets									¥ 0	¥ 0
Impairment loss of goodwill							¥ 91,236,480	$ 13,228,046	¥ 0
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]					Other General Expense	Other General Expense
Urban
DISPOSITION AND DECONSOLIDATION
Cash consideration	¥ 126,000,000	$ 18,268,283
Impairment of intangible assets with indefinite life					¥ 12,000,345	$ 1,739,886
Impairment losses of intangible assets with finite life			¥ 700,762	$ 101,600
Impairment of long-lived assets					10,640,502	1,542,728
Impairment loss of goodwill					49,037,576	7,109,780
Urban | Disposed by sale
DISPOSITION AND DECONSOLIDATION
Purchase price	¥ 142,971,057
Number of ordinary shares | shares	870,908										870,908
Fair value of shares issued as consideration	¥ 16,971,057										$ 2,460,572
Cash consideration	¥ 88,200,000	$ 12,787,798
Loss on disposal					¥ 855,223	$ 123,996